Derivatives - Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 324,563	₩ 619,499	₩ (1,446,277)
Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(43,907)	(143,178)	(286,660)
Foreign Currency Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(429)	173,957	(95,826)
Foreign Currency Related | Over the counter | Currency forward
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,734,704	36,890	44,245
Foreign Currency Related | Over the counter | Currency swap
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(1,739,525)	135,712	(144,318)
Foreign Currency Related | Over the counter | Currency options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,392	1,355	4,247
Foreign Currency Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	375	173,002	(77,854)
Foreign Currency Related | Exchange traded | Currency futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	804	(955)	17,972
Interest Rates Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	112,821	179,101	(172,992)
Interest Rates Related | Over the counter | Interest Rate Option
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(2,413)	(2,886)	285
Interest Rates Related | Over the counter | Interest rate forwards and swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	115,234	181,987	(173,277)
Interest Rates Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	115,074	169,590	(171,966)
Interest Rates Related | Exchange traded | Interest rate futures and others
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	2,253	(9,511)	1,026
Credit Related | Over the counter | Credit Swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	44,223	53,042	(25,562)
Equity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(32,899)	(179,258)	(189,528)
Equity Related | Over the counter | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	28,708	(159,324)	3,360
Equity Related | Over the counter | Equity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(61,607)	(19,934)	(192,888)
Equity Related | Exchange traded | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,085	(13,929)	(27,932)
Equity Related | Exchange traded | Equity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(12,093)	50,009	(69,200)
Commodity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(43,643)	38,543	(142,751)
Commodity Related | Over the counter | Commodity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(43,643)	37,027	(148,591)
Commodity Related | Over the counter | Commodity Futures And Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	0	1,516	5,840
Commodity Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(33,581)	40,027	(140,693)
Commodity Related | Exchange traded | Commodity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	10,062	1,484	2,058
Hedge Funds
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	242,379	327,016	(743,542)
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ (11,008)	₩ 36,080	₩ (97,132)